SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.2%
Omnicom Group, Inc. (2)	1,214	$81,714
The Trade Desk, Inc. - Class A (1)	4,995	516,583
		598,297
Aerospace & Defense - 0.9%
General Dynamics Corp.	1,762	332,965
L3Harris Technologies, Inc.	3,508	733,453
Lockheed Martin Corp.	2,138	712,638
Northrop Grumman Corp.	1,210	422,048
Raytheon Technologies Corp.	7,536	609,813
Teledyne Technologies, Inc. (1)	244	101,331
The Boeing Co. (1)	1,541	304,887
TransDigm Group, Inc. (1)	312	180,351
		3,397,486
Agriculture - 0.6%
Altria Group, Inc.	26,382	1,124,929
Archer-Daniels-Midland Co.	3,625	225,511
Philip Morris International, Inc.	10,413	894,893
		2,245,333
Airlines - 0.1%
Delta Air Lines, Inc. (1)	2,009	72,726
Southwest Airlines Co. (1)	2,080	92,352
United Airlines Holdings, Inc. (1)	981	41,457
		206,535
Apparel - 0.4%
Nike, Inc. - Class B	8,134	1,376,598
VF Corp.	3,000	215,190
		1,591,788
Auto Manufacturers - 6.3%
Cummins, Inc.	842	176,609
Ford Motor Co.	12,069	231,604
General Motors Co. (1)	8,686	502,659
PACCAR, Inc.	1,821	151,908
Stellantis NV	53,747	920,686
Tesla, Inc. (1)(2)	18,554	21,239,877
		23,223,343
Banks - 3.3%
Bank of America Corp.	44,938	1,998,393
Citigroup, Inc.	11,524	734,079
Citizens Financial Group, Inc.	2,399	113,401
Fifth Third Bancorp	3,736	157,472
First Republic Bank	1,264	265,010
Huntington Bancshares, Inc.	6,490	96,312
JPMorgan Chase & Co.	16,646	2,643,884
KeyCorp	5,590	125,440
Morgan Stanley	11,519	1,092,232
Northern Trust Corp.	1,147	132,708
Regions Financial Corp. (2)	5,711	129,925
State Street Corp.	1,986	176,694
SVB Financial Group (1)	388	268,624
The Bank of New York Mellon Corp.	4,370	239,432
The Goldman Sachs Group, Inc.	2,202	838,940
The PNC Financial Services Group, Inc.	2,214	436,158
Truist Financial Corp.	17,446	1,034,722
U.S. Bancorp	8,433	466,682
Wells Fargo & Co.	22,965	1,097,268
		12,047,376
Beverages - 1.1%
Brown-Forman Corp. - Class B	2,084	146,630
Constellation Brands, Inc. - Class A	1,526	343,854
Keurig Dr Pepper, Inc.	11,207	380,926
Monster Beverage Corp. (1)	4,261	356,987
PepsiCo, Inc.	10,154	1,622,406
The Coca-Cola Co.	26,205	1,374,452
		4,225,255
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (1)	2,105	386,899
Amgen, Inc.	4,561	907,092
Biogen, Inc. (1)	894	210,752
BioMarin Pharmaceutical, Inc. (1)	2,519	217,365
Bio-Rad Laboratories, Inc. - Class A (1)	226	170,223
Corteva, Inc.	9,525	428,625
Exact Sciences Corp. (1)(2)	771	65,820
Gilead Sciences, Inc.	26,822	1,848,840
Illumina, Inc. (1)	918	335,373
Incyte Corp. (1)	2,020	136,794
Moderna, Inc. (1)	10,924	3,849,945
Regeneron Pharmaceuticals, Inc. (1)	941	598,975
Seagen, Inc. (1)	4,599	735,840
Vertex Pharmaceuticals, Inc. (1)	3,514	656,907
		10,549,450
Building Materials - 0.3%
Carrier Global Corp.	5,316	287,702
Johnson Controls International PLC	4,595	343,522
Martin Marietta Materials, Inc.	401	161,808
Masco Corp. (2)	1,887	124,353
Vulcan Materials Co.	823	157,720
		1,075,105
Chemicals - 0.8%
Air Products and Chemicals, Inc.	1,490	428,286
Albemarle Corp.	613	163,358
Celanese Corp.	768	116,244
Dow, Inc.	6,620	363,637
DuPont de Nemours, Inc.	2,329	172,253
Eastman Chemical Co.	820	85,518
Ecolab, Inc.	1,522	337,077
FMC Corp.	882	88,368
International Flavors & Fragrances, Inc.	1,881	267,422
LyondellBasell Industries NV	1,889	164,589
PPG Industries, Inc.	1,473	227,092
The Sherwin-Williams Co.	1,893	627,037
		3,040,881
Commercial Services - 2.4%
Automatic Data Processing, Inc.	2,918	673,737
Booz Allen Hamilton Holding Corp.	1,063	89,228
Cintas Corp.	693	292,578
CoStar Group, Inc. (1)	3,549	275,970
Equifax, Inc.	1,157	322,398
FleetCor Technologies, Inc. (1)	491	101,701
Gartner, Inc. (1)	495	154,564
Global Payments, Inc.	4,566	543,537
IHS Markit Ltd.	2,965	378,986
MarketAxess Holdings, Inc.	458	161,532
Moody’s Corp.	1,481	578,538
PayPal Holdings, Inc. (1)	12,434	2,298,922
Rollins, Inc.	3,595	119,642
S&P Global, Inc. (2)	1,866	850,392
Square, Inc. - Class A (1)(2)	7,193	1,498,518
TransUnion	1,289	143,324
United Rentals, Inc. (1)	417	141,254
Verisk Analytics, Inc.	1,424	320,215
		8,945,036
Computers - 7.7%
Accenture PLC - Class A	4,644	1,659,766
Apple, Inc.	135,420	22,384,926
Cognizant Technology Solutions Corp.	3,454	269,343
Crowdstrike Holdings, Inc. - Class A (1)(2)	3,457	750,653
Dell Technologies, Inc. - Class C (1)	1,996	112,714
EPAM Systems, Inc. (1)	472	287,236
Fortinet, Inc. (1)	1,476	490,194
Hewlett Packard Enterprise Co.	12,270	176,074
HP, Inc.	8,384	295,787
International Business Machines Corp.	5,838	683,630
Kyndryl Holdings, Inc. (1)	1,152	18,208
Leidos Holdings, Inc.	1,054	92,657
NetApp, Inc.	1,453	129,143
Seagate Technology Holdings PLC	1,470	150,925
Western Digital Corp. (1)	5,336	308,634
Zscaler, Inc. (1)(2)	1,378	478,125
		28,288,015
Cosmetics & Personal Care - 1.2%
Colgate-Palmolive Co.	6,167	462,648
The Estee Lauder Companies, Inc.	1,541	511,720
The Procter & Gamble Co.	24,907	3,601,054
		4,575,422
Distribution & Wholesale - 0.2%
Copart, Inc. (1)	1,631	236,756
Fastenal Co.	4,020	237,864
LKQ Corp.	1,800	100,620
W.W. Grainger, Inc.	337	162,235
		737,475
Diversified Financial Services - 2.7%
American Express Co.	4,168	634,786
Ameriprise Financial, Inc.	642	185,923
BlackRock, Inc.	1,185	1,071,963
Capital One Financial Corp.	2,557	359,335
Cboe Global Markets, Inc.	1,088	140,287
CME Group, Inc. - Class A	2,488	548,654
Discover Financial Services	1,684	181,619
Franklin Resources, Inc.	3,082	99,857
Intercontinental Exchange, Inc.	5,390	704,581
Mastercard, Inc. - Class A	6,159	1,939,592
Nasdaq, Inc.	1,614	328,013
Raymond James Financial, Inc.	1,351	132,790
Synchrony Financial	2,897	129,757
T. Rowe Price Group, Inc.	1,765	352,912
The Charles Schwab Corp.	11,927	923,031
The Western Union Co. (2)	2,604	41,195
Visa, Inc. - Class A (2)	10,322	2,000,094
		9,774,389
Electric - 1.8%
Alliant Energy Corp.	1,649	90,349
Ameren Corp.	1,729	141,069
American Electric Power Co., Inc.	3,414	276,705
Avangrid, Inc.	2,149	108,782
CenterPoint Energy, Inc. (2)	2,505	64,905
CMS Energy Corp.	1,958	115,228
Consolidated Edison, Inc.	2,335	181,289
Dominion Energy, Inc.	5,630	400,856
DTE Energy Co.	1,317	142,684
Duke Energy Corp.	5,430	526,764
Edison International	3,179	207,525
Entergy Corp.	1,278	128,234
Evergy, Inc. (2)	1,509	95,520
Eversource Energy	2,767	227,641
Exelon Corp.	6,811	359,144
FirstEnergy Corp.	3,718	140,020
NextEra Energy, Inc.	13,929	1,208,759
PG&E Corp. (1)	21,084	250,478
PPL Corp.	5,181	144,187
Public Service Enterprise Group, Inc.	3,490	218,090
Sempra Energy	2,303	276,061
The AES Corp.	14,158	331,014
The Southern Co.	6,686	408,515
WEC Energy Group, Inc.	2,101	182,640
Xcel Energy, Inc.	3,713	236,629
		6,463,088
Electrical Components & Equipment - 0.1%
AMETEK, Inc.	1,331	181,681
Emerson Electric Co.	3,771	331,245
		512,926
Electronics - 1.0%
Agilent Technologies, Inc.	2,293	346,014
Amphenol Corp.	4,336	349,395
Fortive Corp.	1,831	135,256
Garmin Ltd.	1,476	197,105
Honeywell International, Inc.	4,187	846,779
Keysight Technologies, Inc. (1)	1,317	256,130
Mettler-Toledo International, Inc. (1)	166	251,346
TE Connectivity Ltd.	6,410	986,691
Waters Corp. (1)	393	128,931
		3,497,647
Engineering & Construction - 0.0% (3)
Jacobs Engineering Group, Inc.	973	138,711

Entertainment - 0.0% (3)
DraftKings, Inc. - Class A (1)(2)	2,215	76,528
Live Nation Entertainment, Inc. (1)(2)	490	52,259
		128,787
Environmental Control - 0.2%
Republic Services, Inc.	2,047	270,736
Waste Management, Inc.	2,692	432,524
		703,260
Food - 0.8%
Campbell Soup Co. (2)	2,660	107,278
Conagra Brands, Inc. (2)	3,990	121,895
General Mills, Inc.	4,682	289,207
Hormel Foods Corp. (2)	3,634	150,448
Kellogg Co. (2)	2,535	155,091
McCormick & Co., Inc.	1,810	155,334
Mondelez International, Inc.	9,560	563,466
Sysco Corp.	3,452	241,778
The Hershey Co.	1,002	177,845
The J.M. Smucker Co. (2)	871	110,155
The Kraft Heinz Co. (2)	14,502	487,412
The Kroger Co.	6,282	260,892
Tyson Foods, Inc. - Class A	2,021	159,578
		2,980,379
Forest Products & Paper - 0.0% (3)
International Paper Co.	2,591	117,942
Sylvamo Corp. (1)	213	6,450
		124,392
Gas - 0.0% (3)
Atmos Energy Corp.	889	80,294

Hand & Machine Tools - 0.1%
Snap-on, Inc. (2)	341	70,215
Stanley Black & Decker, Inc.	1,139	199,052
		269,267
Healthcare - Products - 4.0%
Abbott Laboratories	15,515	1,951,322
ABIOMED, Inc. (1)	324	101,989
Align Technology, Inc. (1)	903	552,212
Baxter International, Inc.	3,797	283,142
Boston Scientific Corp. (1)	26,543	1,010,492
Danaher Corp.	6,833	2,197,766
DENTSPLY SIRONA, Inc.	2,037	99,283
Edwards Lifesciences Corp. (1)	4,459	478,495
Hologic, Inc. (1)	4,850	362,440
IDEXX Laboratories, Inc. (1)	725	440,851
Insulet Corp. (1)(2)	1,169	337,186
Intuitive Surgical, Inc. (1)	2,472	801,768
Masimo Corp. (1)	539	149,907
Medtronic PLC	8,947	954,645
PerkinElmer, Inc.	1,397	254,478
QIAGEN NV (1)	3,824	210,817
ResMed, Inc.	1,321	336,657
STERIS PLC	625	136,581
Stryker Corp.	2,699	638,664
Teleflex, Inc.	335	99,636
The Cooper Companies, Inc.	541	203,670
Thermo Fisher Scientific, Inc.	4,137	2,618,018
West Pharmaceutical Services, Inc.	651	288,172
Zimmer Biomet Holdings, Inc.	2,943	351,983
		14,860,174
Healthcare - Services - 1.9%
Anthem, Inc.	2,020	820,585
Catalent, Inc. (1)	2,087	268,513
Centene Corp. (1)	7,128	509,010
DaVita, Inc. (1)	695	65,678
HCA Healthcare, Inc.	2,197	495,621
Humana, Inc.	1,051	441,115
IQVIA Holdings, Inc. (1)	1,999	518,001
Laboratory Corp of America Holdings (1)	907	258,794
Molina Healthcare, Inc. (1)	441	125,764
Quest Diagnostics, Inc.	1,197	177,970
Teladoc Health, Inc. (1)(2)	1,930	195,413
UnitedHealth Group, Inc.	6,745	2,996,264
Universal Health Services, Inc. - Class B	512	60,790
		6,933,518
Home Builders - 0.2%
D.R. Horton, Inc.	3,238	316,352
Lennar Corp. - Class A (2)	1,973	207,264
NVR, Inc. (1)	24	125,408
PulteGroup, Inc.	1,826	91,355
		740,379
Home Furnishings - 0.0% (3)
Whirlpool Corp. (2)	384	83,612

Household Products & Wares - 0.2%
Church & Dwight Co., Inc.	2,018	180,369
Kimberly-Clark Corp.	2,544	331,509
The Clorox Co. (2)	1,250	203,562
		715,440
Insurance - 2.0%
Aflac, Inc.	4,652	251,859
American International Group, Inc.	3,888	204,509
Aon PLC	1,494	441,880
Arch Capital Group Ltd. (1)	3,325	134,264
Arthur J Gallagher & Co.	1,257	204,765
Berkshire Hathaway, Inc. - Class B (1)	7,413	2,051,103
Brown & Brown, Inc.	2,045	131,718
Chubb Ltd.	3,101	556,536
Cincinnati Financial Corp.	873	99,435
CNA Financial Corp.	1,818	75,702
Everest Re Group Ltd.	363	93,066
Globe Life, Inc.	709	61,357
Markel Corp. (1)	88	105,144
Marsh & McLennan Company, Inc.	3,468	568,821
MetLife, Inc.	5,536	324,742
Principal Financial Group, Inc. (2)	1,633	111,991
Prudential Financial, Inc.	5,229	534,718
The Allstate Corp.	1,944	211,352
The Hartford Financial Services Group, Inc.	2,333	154,211
The Progressive Corp.	4,395	408,471
The Travelers Company, Inc.	1,704	250,403
W.R. Berkley Corp.	1,297	99,402
Willis Towers Watson PLC	845	190,835
		7,266,284
Internet - 14.4%
Alphabet, Inc. - Class A (1)	2,405	6,825,270
Alphabet, Inc. - Class C (1)	2,590	7,379,013
Amazon.com, Inc. (1)	5,954	20,881,095
Booking Holdings, Inc. (1)	603	1,267,415
CDW Corp.	1,061	200,911
DoorDash, Inc. - Class A (1)(2)	5,813	1,039,190
eBay, Inc.	4,952	334,062
Etsy, Inc. (1)	3,041	834,998
Expedia Group, Inc. - Class A (1)	403	64,919
F5, Inc. (1)(2)	548	124,714
GoDaddy, Inc. - Class A (1)	759	53,259
Lyft, Inc. - Class A (1)(2)	1,892	76,834
Meta Platforms, Inc. - Class A (1)	21,793	7,070,957
Netflix, Inc. (1)	4,588	2,945,037
NortonLifeLock, Inc. (2)	3,253	80,837
Okta, Inc. - Class A (1)	1,503	323,491
Palo Alto Networks, Inc. (1)(2)	926	506,466
Pinterest, Inc. - Class A (1)	9,432	377,846
Roku, Inc. - Class A (1)	1,842	419,257
Snap, Inc. - Class A (1)(2)	15,206	723,958
Twitter, Inc. (1)	6,304	276,998
Uber Technologies, Inc. (1)	11,872	451,136
VeriSign, Inc. (1)	770	184,731
Wayfair, Inc. - Class A (1)(2)	1,187	294,186
Zillow Group, Inc. - Class C (1)(2)	2,163	117,386
		52,853,966
Iron & Steel - 0.1%
Nucor Corp.	1,795	190,737

Leisure Time - 0.1%
Carnival Corp. (1)(2)	2,891	50,940
Peloton Interactive, Inc. - Class A (1)	6,351	279,444
Royal Caribbean Cruises Ltd. (1)	759	52,993
		383,377
Lodging - 0.2%
Hilton Worldwide Holdings, Inc. (1)	1,089	147,091
Las Vegas Sands Corp. (1)	2,932	104,438
Marriott International, Inc. (1)	1,618	238,752
MGM Resorts International	1,755	69,463
Wynn Resorts Ltd. (1)	252	20,415
		580,159
Machinery - Construction & Mining - 0.0% (3)
Caterpillar, Inc.	2,815	544,280

Machinery - Diversified - 0.7%
Deere & Co.	2,084	720,105
Dover Corp.	924	151,398
IDEX Corp.	472	106,007
Ingersoll Rand, Inc.	12,610	735,667
Otis Worldwide Corp.	2,538	204,055
Rockwell Automation, Inc.	760	255,512
Westinghouse Air Brake Technologies Corp.	1,338	118,774
Xylem, Inc.	1,061	128,498
		2,420,016
Media - 1.4%
Cable One, Inc.	57	101,007
Charter Communications, Inc. - Class A (1)(2)	1,608	1,039,218
Comcast Corp. - Class A	27,917	1,395,292
DISH Network Corp. - Class A (1)	2,259	70,594
FactSet Research Systems, Inc.	259	121,360
Liberty Broadband Corp. - Class C (1)	3,563	551,730
Sirius XM Holdings, Inc. (2)	50,457	307,788
The Walt Disney Co.	9,573	1,387,128
ViacomCBS, Inc. - Class B	3,719	115,103
		5,089,220
Mining - 0.3%
Freeport-McMoRan, Inc. (1)	19,735	731,774
Newmont Corp.	6,848	376,092
		1,107,866
Miscellaneous Manufacturers - 0.9%
3M Co.	4,064	691,043
Eaton Corp PLC	2,209	357,991
General Electric Co.	12,378	1,175,786
Illinois Tool Works, Inc.	1,816	421,584
Parker-Hannifin Corp.	863	260,678
Textron, Inc.	1,168	82,694
Trane Technologies PLC	1,189	221,927
		3,211,703
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	373	219,615

Oil & Gas - 1.0%
Chevron Corp.	8,081	912,102
ConocoPhillips	5,697	399,531
EOG Resources, Inc.	3,199	278,313
Exxon Mobil Corp.	16,990	1,016,682
Hess Corp.	726	54,102
Marathon Petroleum Corp.	1,818	110,625
Occidental Petroleum Corp.	2,265	67,157
Phillips 66	1,626	112,470
Pioneer Natural Resources Co.	2,412	430,108
Valero Energy Corp.	1,602	107,238
		3,488,328
Oil & Gas Services - 0.1%
Baker Hughes Co. - Class A (2)	1,806	42,152
Halliburton Co.	3,351	72,348
Schlumberger NV	6,552	187,911
		302,411
Packaging & Containers - 0.1%
Ball Corp.	2,482	231,943
Packaging Corp of America	556	72,608
Westrock Co.	1,447	62,785
		367,336
Pharmaceuticals - 4.3%
AbbVie, Inc.	21,740	2,506,187
AmerisourceBergen Corp.	808	93,526
Becton Dickinson and Co.	2,764	655,455
Bristol-Myers Squibb Co.	22,210	1,191,122
Cardinal Health, Inc.	2,721	125,792
Cigna Corp.	2,635	505,657
CVS Health Corp.	8,821	785,598
Dexcom, Inc. (1)	1,541	866,951
Elanco Animal Health, Inc. (1)	1,421	40,840
Eli Lilly & Co.	7,726	1,916,357
Johnson & Johnson	18,942	2,953,626
McKesson Corp.	803	174,058
Merck & Co., Inc.	19,467	1,458,273
Organon & Co.	1,910	55,829
Pfizer, Inc.	32,551	1,748,965
Viatris, Inc.	4,497	55,358
Zoetis, Inc.	3,491	775,142
		15,908,736
Pipelines - 0.4%
Cheniere Energy, Inc.	3,806	398,907
DT Midstream, Inc.	641	29,402
Kinder Morgan, Inc.	41,522	641,930
ONEOK, Inc.	2,613	156,362
The Williams Companies, Inc.	11,039	295,735
		1,522,336
Private Equity - 0.3%
Blackstone, Inc. - Class A	5,419	766,518
KKR & Co., Inc.	3,380	251,641
		1,018,159
Real Estate - 0.1%
CBRE Group, Inc. (1)	2,102	200,888

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	1,498	299,705
American Tower Corp.	3,286	862,509
Annaly Capital Management, Inc.	10,664	86,379
AvalonBay Communities, Inc.	926	221,194
Boston Properties, Inc. (2)	1,041	112,262
Crown Castle International Corp.	3,094	562,025
Digital Realty Trust, Inc. (2)	2,327	390,331
Duke Realty Corp.	2,470	144,075
Equinix, Inc.	727	590,470
Equity Residential	2,348	200,308
Essex Property Trust, Inc.	484	164,289
Extra Space Storage, Inc.	957	191,400
Healthpeak Properties, Inc.	3,584	117,770
Host Hotels & Resorts, Inc. (1)	2,430	38,151
Invitation Homes, Inc.	5,850	236,574
Iron Mountain, Inc. (2)	2,064	93,788
Mid-America Apartment Communities, Inc.	777	160,256
Orion Office REIT, Inc. (1)	301	5,345
Prologis, Inc.	7,276	1,096,857
Public Storage	1,185	387,945
Realty Income Corp.	3,071	208,582
SBA Communications Corp.	1,368	470,318
Simon Property Group, Inc.	1,743	266,400
Sun Communities, Inc. (2)	1,096	206,684
UDR, Inc.	2,121	120,324
Ventas, Inc.	2,534	118,895
W.P. Carey, Inc. (2)	1,301	99,331
Welltower, Inc. (2)	3,052	243,000
Weyerhaeuser Co.	11,427	429,770
		8,124,937
Retail - 5.2%
Advance Auto Parts, Inc.	467	103,076
AutoZone, Inc. (1)	165	299,817
Best Buy Co., Inc.	1,944	207,736
Burlington Stores, Inc. (1)(2)	372	109,044
CarMax, Inc. (1)	959	135,459
Chipotle Mexican Grill, Inc. (1)	238	391,132
Costco Wholesale Corp.	3,513	1,894,842
Darden Restaurants, Inc.	1,280	176,576
Dollar General Corp.	2,215	490,179
Dollar Tree, Inc. (1)	1,937	259,229
Domino’s Pizza, Inc.	290	152,001
Genuine Parts Co.	966	123,397
Lowe’s Companies, Inc.	6,953	1,700,634
McDonald’s Corp.	4,511	1,103,391
O’Reilly Automotive, Inc. (1)	546	348,435
Ross Stores, Inc.	5,702	622,031
Starbucks Corp.	9,263	1,015,595
Target Corp.	4,331	1,056,071
The Home Depot, Inc.	9,179	3,677,199
The TJX Companies, Inc.	20,742	1,439,495
Tractor Supply Co.	1,036	233,442
Ulta Beauty, Inc. (1)	333	127,855
Walgreens Boots Alliance, Inc.	9,403	421,254
Walmart, Inc.	20,283	2,852,398
Yum! Brands, Inc.	1,928	236,836
		19,177,124
Semiconductors - 7.6%
Advanced Micro Devices, Inc. (1)	22,148	3,507,579
Analog Devices, Inc.	4,060	731,815
Applied Materials, Inc.	8,966	1,319,705
Broadcom, Inc.	4,159	2,302,755
Intel Corp.	33,161	1,631,521
IPG Photonics Corp. (1)(2)	407	66,825
KLA Corp.	1,431	584,034
Lam Research Corp.	1,456	989,862
Marvell Technology, Inc.	6,745	480,042
Microchip Technology, Inc.	5,711	476,469
Micron Technology, Inc.	10,273	862,932
NVIDIA Corp.	33,588	10,975,215
Qorvo, Inc. (1)	1,172	171,382
QUALCOMM, Inc.	9,715	1,754,140
Skyworks Solutions, Inc.	1,654	250,846
Teradyne, Inc.	1,907	291,523
Texas Instruments, Inc.	6,690	1,286,955
Xilinx, Inc.	1,579	360,722
		28,044,322
Software - 13.7%
Activision Blizzard, Inc.	7,867	461,006
Adobe, Inc. (1)	4,614	3,090,688
Akamai Technologies, Inc. (1)(2)	1,295	145,947
ANSYS, Inc. (1)	701	274,427
Autodesk, Inc. (1)	3,297	838,064
Black Knight, Inc. (1)	1,484	106,061
Broadridge Financial Solutions, Inc.	885	149,184
Cadence Design Systems, Inc. (1)	2,387	423,597
Cerner Corp.	2,186	154,004
Citrix Systems, Inc.	1,074	86,382
Coupa Software, Inc. (1)(2)	769	151,232
DocuSign, Inc. (1)	2,752	677,983
Electronic Arts, Inc.	2,008	249,434
Fidelity National Information Services, Inc.	14,540	1,519,430
Fiserv, Inc. (1)	9,443	911,438
HubSpot, Inc. (1)(2)	483	389,738
Intuit, Inc.	2,209	1,440,931
Jack Henry & Associates, Inc. (2)	576	87,339
Microsoft Corp.	65,559	21,673,150
MSCI, Inc.	625	393,406
Oracle Corp.	18,935	1,718,162
Palantir Technologies, Inc. - Class A (1)(2)	19,791	408,684
Paychex, Inc.	2,348	279,882
Paycom Software, Inc. (1)	560	244,989
RingCentral, Inc. - Class A (1)	953	205,829
ROBLOX Corp. - Class A (1)(2)	6,697	844,492
Roper Technologies, Inc.	651	302,162
salesforce.com, Inc. (1)	15,500	4,416,880
ServiceNow, Inc. (1)	3,462	2,242,337
Snowflake, Inc. (1)	5,032	1,711,635
Splunk, Inc. (1)	990	119,790
SS&C Technologies Holdings, Inc.	1,986	151,591
Synopsys, Inc. (1)	1,424	485,584
Take-Two Interactive Software, Inc. (1)	1,080	179,150
Twilio, Inc. - Class A (1)	2,059	589,183
Tyler Technologies, Inc. (1)	326	169,187
Unity Software, Inc. (1)(2)	3,072	529,582
Veeva Systems, Inc. - Class A (1)	1,495	422,457
VMware, Inc.	1,843	215,152
Workday, Inc. - Class A (1)(2)	2,297	629,906
Zoom Video Communications, Inc. - Class A (1)	6,159	1,302,074
		50,392,149
Telecommunications - 1.8%
Arista Networks, Inc. (1)	1,917	237,823
AT&T, Inc.	50,351	1,149,514
Cisco Systems Inc/Delaware	27,405	1,502,890
Corning, Inc.	6,042	224,098
Lumen Technologies, Inc. (2)	9,998	123,375
Motorola Solutions, Inc.	1,140	288,625
T-Mobile US, Inc. (1)	13,807	1,502,340
Ubiquiti, Inc. (2)	683	204,415
Verizon Communications, Inc.	27,148	1,364,730
		6,597,810
Toys, Games & Hobbies - 0.0% (3)
Hasbro, Inc.	1,161	112,512

Transportation - 1.3%
C.H. Robinson Worldwide, Inc. (2)	925	87,958
CSX Corp.	13,645	472,936
Expeditors International of Washington, Inc.	1,476	179,511
FedEx Corp.	3,548	817,353
J.B. Hunt Transport Services, Inc.	743	142,032
Kansas City Southern	594	172,765
Norfolk Southern Corp.	1,438	381,458
Old Dominion Freight Line, Inc.	738	262,115
Union Pacific Corp.	4,042	952,457
United Parcel Service, Inc. - Class B	6,470	1,283,454
		4,752,039
Water - 0.1%
American Water Works Co., Inc.	1,394	234,987

Total Common Stocks
(Cost $298,629,278)		366,864,357

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.026% (4)	224,446	224,446
Total Short-Term Investments
(Cost $224,446)		224,446

Investments Purchased With Collateral From Securities Lending - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (4)	37,213,007	37,213,007
Total Investments Purchased With Collateral From Securities Lending
(Cost $37,213,007)		37,213,007

Total Investments in Securities - 110.0%
(Cost $336,066,731)		404,301,810
Other Liabilities in Excess of Assets - (10.0)%		(36,870,282)
Total Net Assets - 100.0%		$367,431,528

(1) Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $36,221,744 or 9.86% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3) Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$366,864,357	$–	$–	$366,864,357
Short-Term Investments	–	224,446	–	–	224,446
Investments Purchased With Collateral From Securities Lending (2)	37,213,007	–	–	–	37,213,007
Total Investments in Securities	$37,213,007	$367,088,803	$–	$–	$404,301,810

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.